Investments (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Assets and Liabilities held for Sale

Assets and liabilities held for sale as at December 31 were comprised of:

	2017	2016

Assets
Equity-accounted investees [1]	$1,146	$–
Available-for-sale investment [2]	708	–
Current tax asset	4	–

Assets held for sale	$1,858	$–

Liabilities

Deferred income tax liabilities	$36	$–

[1] SQM and APC.

[2] ICL.

Summary of Net Income and Cash Flows from Discontinued Operations

Net income from discontinued operations was comprised of:

	2017	2016	2015

Share of earnings of equity-accounted investees	$151	$92	$112
Dividend income	24	31	48
Income tax (expense) recovery	(2)	1	(5)

Net income from discontinued operations	$173	$124	$155

	2017	2016	2015

Net income per share from discontinued operations
Basic	$0.21	$0.15	$0.18
Diluted	$0.21	$0.14	$0.18

Cash flows from discontinued operations were comprised of:

	2017	2016	2015

Dividends from discontinued operations [1]	$176	$195	$127

[1] Dividends from discontinued operations are classified as cash provided by operating activities.

Summary of Assets held for Sale

Assets held for sale as at December 31 were comprised of:

	Principal Activity	Principal Place of Business and Incorporation	Proportion of Ownership Interest and Voting Rights Held			Quoted Fair Value [1]		Carrying Amount
Name			2017		2016 [2]	2017	2016 [2]	2017	2016 [2]
SQM	Chemicals & Mining	Chile	32%	[3]	–	$4,645	$–	$784	$–
APC	Mining	Jordan	28%		–	543	–	362	–
ICL	Fertilizer & Specialty Chemicals	Israel	14%		–	708	–	708	–

								$1,854	$–

[1] The quoted market value (fair value) was based on unadjusted quoted prices in active markets (Level 1).

[2] Investments in SQM, APC and ICL were classified as held for sale in 2017.

[3] Due to provisions in SQM’s bylaws, the company holds proportional voting rights of 28 percent.

Summary of Equity-accounted Investees

Equity-accounted investees as at December 31 were comprised of:

Name	Principal Activity	Principal Place of Business and Incorporation	Proportion of Ownership Interest and Voting Rights Held				Quoted Fair Value [1]				Carrying Amount
			2017		2016		2017		2016		2017	2016
SQM [2]	Chemicals & Mining	Chile	–		32%	[3]	$–		$2,228		$–	$781
APC [2]	Mining	Jordan	–		28%		–		618		–	362
Canpotex	Marketing & Logistics	Canada	33%	[4]	33%		n/a	[5]	n/a	[5]	–	–
Other associates and joint ventures											30	30

Total equity-accounted investees											$30	$1,173

[1] The quoted market value (fair value) was based on unadjusted quoted prices in active markets (Level 1).

[2] Investments in SQM and APC were classified as held for sale at December 31, 2017.

[3] Due to provisions in SQM’s bylaws, the company holds proportional voting rights of 28 percent.

[4] Upon closing of the Merger on January 1, 2018 as described in Note 32, Nutrien’s interest in Canpotex is 50% and the classification of the investment changed from an associate to a joint venture. The equity method is required for both associates and joint ventures, therefore, there is no change in the accounting for Canpotex.

[5] Canpotex is a private company and there is no quoted market price available for the shares.

Aggregated financial information of the company’s proportionate interest in equity-accounted investees for the year ended December 31 was as follows:

	Associates			Joint Ventures
	2017	2016 [1]	2015 [1]	2017	2016	2015

Income from continuing operations and net income	$–	$–	$–	$9	$6	$8
Other comprehensive income	–	–	–	–	–	–
Total comprehensive income	–	–	–	9	6	8

[1] Certain amounts have been reclassified as a result of investments in SQM and APC being classified as discontinued operations in 2017.

Additional aggregated financial information of all the company’s equity-accounted investees, including the discontinued operations of SQM and APC, are set out below. The financial information represents an aggregation of full amounts shown in each associate’s and joint venture’s financial statements prepared in accordance with IFRS as at and for the year ended December 31, as applicable.

	2017	2016

Current assets	$3,581	$3,762
Non-current assets	2,869	2,885
Current liabilities	1,235	1,292
Non-current liabilities	1,751	1,730
Non-controlling interest	60	61

	2017	2016	2015

Sales	$5,509	$4,739	$5,892
Gross profit	992	811	900
Income from continuing operations and net income	573	382	$419

Summary of Available-for-sale Investments

Available-for-sale investments as at December 31 were as follows:

	Principal Activity	Principal Place of Business and Incorporation	Proportion of Ownership Interest and Voting Rights Held		Fair Value and Carrying Amount
Name			2017	2016	2017	2016

ICL [1]	Fertilizer & Specialty Chemicals	Israel	–	14%	$–	$725
Sinofert	Fertilizer Supplier & Distributor	China/Bermuda	22%	22%	258	212
Other					4	3

					$262	$940

Summary of Changes in Fair Value and Related Accounting for Investment

Changes in fair value, and related accounting, for the company’s investment in Sinofert since December 31, 2014 were as follows:

			Impact of Unrealized Loss on:
	Fair Value	Unrealized (Loss) Gain	OCI and AOCI	Net Income and Retained Earnings

Balance – December 31, 2014	$252	$(327)	$52	$(379)
Increase in fair value during the year	14	14	14	–

Balance – December 31, 2015	$266	$(313)	$66	$(379)
Decrease in fair value and recognition of impairment	$(76)	$(76)	$(66)	$(10)
Increase in fair value subsequent to recognition of impairment	22	22	22	–

Balance – December 31, 2016	$212	$(367)	$22	$(389)
Increase in fair value during the year	46	46	46	–

Balance – December 31, 2017	$258	$(321)	$68	$(389)